Consolidated Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended		36 Months Ended	42 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Feb. 29, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (1,082,655)	$ (584,997)	$ (951,783)	$ (544,891)	$ (1,742,597)	$ (2,825,252)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued as Compensation to Employees		146	362	128,094	204,923	204,923
Stock issued to Prepay Expenses				179,836
Stock issued as Compensation to Consultants	83,501	19	19		200,019	283,520
Change in operating assets and liabilities:
(Increase) Decrease in Trade Accounts Receivable	867	(3,610)	(3,135)		(3,135)	(2,268)
(Increase) Decrease in Inventory		(24,045)	(7,986)		(7,986)	(7,986)
(Increase) Decrease in Employee Receivable		1,373	(2,953)	(1,396)	(4,349)	(4,349)
Increase (Decrease) in Accounts Payable	50,233	8,733	6,222		27,567	77,797
(Increase) Decrease in Due from Other		(5,155)
(Increase) Decrease in Prepaid Expenses	59,500	(5,900)	10,100	18,990	(72,500)	(13,000)
(Increase) Decrease in Due from Affiliate	(59,740)					(59,740)
(Increase) Decrease in Deposits		(4,286)	1,059	(800)
Increase (Decrease) in amortization of intangibles	16,667					16,667
Increase (Decrease) in Accrued Expenses	(2,671)	159,541	(60,889)	(1,059)	67,205	64,534
(Increase) Decrease on gain realized on cancellation of stock	(86,750)					(86,750)
Increase (Decrease) in Loss on Impairment of Intangible Assets	683,333					683,333
Net Cash Provided by (Used in) Operating Activities	(337,715)	(458,304)	(1,008,984)	(221,226)	(1,330,853)	(1,668,571)
CASH FLOWS FROM INVESTING ACTIVITIES
(Increase) Decrease in Property and equipment additions (net)	4,193	(19,568)	(17,293)		(17,293)	(13,100)
Net cash Provided by (Used in) Investing Activities	4,193	(19,568)	(17,293)		(17,293)	(13,100)
CASH FLOWS FROM FINANCING ACTIVITIES
(Increase) Decrease in Goodwill from acquisition		(405,000)	(405,000)		(405,000)	(405,000)
Stock issued in Payment of Debt	2,261		780		780	3,041
Increase (Decrease) in Common stock issued for cash		2,200	2,217	500	3,717	3,717
(Increase) Decrease in Intangible Assets (net)	389	2,218	(1,828)		(1,828)	(1,439)
Increase (Decrease) in Common stock issued for expenses		55	55		55	55
Increase (Decrease) in Due to Affiliate		64,649	8,000		8,000	8,000
Increase (Decrease) in Due to Shareholder
Increase (Decrease) in Notes Payable	182,463	186,376	124,918	156,567	281,485	463,948
Increase (Decrease) in Contributed Capital			259,058	14,618	274,161	274,161
Increase (Decrease) in Additional paid in Capital	192,429	644,372	1,081,772	49,500	1,230,680	1,423,109
Net Cash Provided by Financing Activities	377,542	494,870	1,035,386	221,185	1,357,464	1,769,592
Net Increase in Cash	44,020	12,562	43,695	(41)	43,901	87,921
Cash at Beginning of Period	43,901	209	209	250
Cash at End of Period	87,921	12,771	43,901	209	43,901	87,921
Supplemental Non-cash transactions information
Stock issued for rights to future revenue	$ 700,000					$ 700,000